GOODWILL AND INTANGIBLE ASSETS, NET - estimated future amortization expense (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
GOODWILL AND INTANGIBLE ASSETS, NET
2022	$ 6,337
2023	6,337
2024	6,337
2025	6,163
2026	5,815
Thereafter	20,691
Total	$ 51,680	$ 59,562